Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Schedule of Balances Due to Related Parties
Balances due to related parties	March 31, 2018	March 31, 2017
Hunter Dickinson Services Inc. (note 10(b))	$148,877	$157,282
United Mineral Services Ltd. (note 10(c))	–	18,055
	$148,877	$175,337

Key Management Personnel [Member]
Statement Line Items [Line Items]
Schedule of Related Party Transactions

Transactions with key management personnel were as follows:

	Year ended March 31,
	2018	2017	2016
Directors fees paid directly by the Company	$–	$–	$35,000
Directors fees paid to HDSI	–	–	187,000
Total	$–	$–	$222,000

Hunter Dickinson Inc. [Member]
Statement Line Items [Line Items]
Schedule of Related Party Transactions

The following is a summary of transactions with related entities that occurred during the reporting period:

Transactions with HDSI	Year ended March 31,
	2018	2017	2016
Services received from HDSI and as requested by the Company	$1,419,000	$1,042,000	$1,389,000
Directors fees paid to HDSI(note 10(a))	–	–	187,000
Information technology-infrastructure and support services	60,000	60,000	111,000
Reimbursement , at cost, of third party expenses incurred by HDSI on behalf of the Company	$139,000	$35,000	$73,000
	$1,618,000	$1,137,000	$1,760,000

United Mineral Services Ltd [Member]
Statement Line Items [Line Items]
Schedule of Related Party Transactions

The following is a summary of the transactions with UMS during the reporting period:

Transactions with UMS	Year ended March 31,
	2018	2017	2016
Acquisition of mineral property interests	$–	$504,000	$–
Reimbursement of third-party expenses incurred on behalf of the Company	27,000	18,000	–
	$27,000	$522,000	$–